Share Capital - Disclosure of options outstanding and exercisable (Details)	Apr. 30, 2024 Shares $ / shares	Apr. 30, 2023 Shares	Apr. 30, 2022 Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding	18,803,722	15,926,972	14,640,472
Number of options exercisable	15,469,222	13,692,722
Expiry date 27-Feb-29 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.15
Adjusted exercise price | $ / shares	$ 0.14
Number of options outstanding	605,000
Number of options exercisable	605,000
Expiry date 13-Jun-24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.17
Adjusted exercise price | $ / shares	$ 0.16
Number of options outstanding	350,000
Number of options exercisable	350,000
Expiry date 30-Dec-24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.69
Adjusted exercise price | $ / shares	$ 0.66
Number of options outstanding	875,000
Number of options exercisable	875,000
Expiry date 07-Jan-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.72
Adjusted exercise price | $ / shares	$ 0.69
Number of options outstanding	60,000
Number of options exercisable	60,000
Expiry date 29-Jun-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.79
Adjusted exercise price | $ / shares	$ 0.76
Number of options outstanding	920,000
Number of options exercisable	920,000
Expiry date 06-Aug-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.15
Adjusted exercise price | $ / shares	$ 2.07
Number of options outstanding	1,490,000
Number of options exercisable	1,490,000
Expiry date 01-Oct-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.46
Adjusted exercise price | $ / shares	$ 1.4
Number of options outstanding	115,000
Number of options exercisable	115,000
Expiry date 01-Dec-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.46
Adjusted exercise price | $ / shares	$ 1.4
Number of options outstanding	100,000
Number of options exercisable	100,000
Expiry date 12-Jan-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.71
Adjusted exercise price | $ / shares	$ 1.64
Number of options outstanding	60,000
Number of options exercisable	60,000
Expiry date 17-Feb-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.5
Adjusted exercise price | $ / shares	$ 1.44
Number of options outstanding	1,867,722
Number of options exercisable	1,867,722
Expiry date 22-Jun-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.31
Adjusted exercise price | $ / shares	$ 2.22
Number of options outstanding	3,581,000
Number of options exercisable	3,581,000
Expiry date 12-Jul-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.44
Adjusted exercise price | $ / shares	$ 2.34
Number of options outstanding	220,000
Number of options exercisable	220,000
Expiry date 27-Jul-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.44
Adjusted exercise price | $ / shares	$ 2.34
Number of options outstanding	139,000
Number of options exercisable	139,000
Expiry date 24-Sep-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.25
Adjusted exercise price | $ / shares	$ 2.25
Number of options outstanding	1,825,000
Number of options exercisable	1,825,000
Expiry date 01-Feb-27 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.45
Adjusted exercise price | $ / shares	$ 2.45
Number of options outstanding	300,000
Number of options exercisable	300,000
Expiry date 02-Jun-27 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.74
Adjusted exercise price | $ / shares	$ 1.74
Number of options outstanding	509,000
Number of options exercisable	412,000
Expiry date 10-Feb-28 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.6
Adjusted exercise price | $ / shares	$ 1.6
Number of options outstanding	1,797,000
Number of options exercisable	1,083,000
Expiry date 19-May-28 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.6
Adjusted exercise price | $ / shares	$ 1.6
Number of options outstanding	3,340,000
Number of options exercisable	1,324,000
Expiry date 15-Nov-28 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.36
Adjusted exercise price | $ / shares	$ 1.36
Number of options outstanding	400,000
Number of options exercisable	80,000
Expiry date 18-Dec-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.53
Adjusted exercise price | $ / shares	$ 1.53
Number of options outstanding	250,000
Number of options exercisable	62,500